Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Fiscal Year(1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (2)(3)	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income $(M)
2024	$672,918	$(134,334)	$624,083	$513,490	$34.23	$(33.65)
2023	$677,266	$2,136,138	$626,135	$688,442	$79.72	$(0.09)
2022	$1,986,962	$1,975,045	$420,553	$409,019	$46.08	$(14.09)

Named Executive Officers, Footnote [Text Block]

(1)	The PEO in all reporting years is Hao (Peter) Liu. The non-PEO NEOs in the 2024 and 2023 reporting years are Clay Crolius and Charles Becher. The non-PEO NEOs in the 2022 reporting year are Clay Crolius, Charles Becher and Robert Tirva.

PEO Total Compensation Amount	[1]	$ 672,918	$ 677,266	$ 1,986,962
PEO Actually Paid Compensation Amount	[1],[2],[3]	$ (134,334)	2,136,138	1,975,045
Adjustment To PEO Compensation, Footnote [Text Block]

(3)	The Compensation Actually Paid to our PEO and non-PEO NEOs reflects the following adjustments required by applicable SEC rules from total compensation reported in the SCT:

	PEO: Liu, Hao (Peter)
Prior Fiscal Year-End	12/31/2021	12/31/2022	12/31/2023
Current Fiscal Year-End	12/31/2022	12/31/2023	12/31/2024
Fiscal Year	2022	2023	2024
SCT Total	$1,986,962	$677,266	$672,918
(Minus): Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(1,501,393)	$0	$0
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,445,577	$0	$0
Plus: Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(2,346)	$681,465	$(610,049)
Plus: Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$47,046	$0	$0
Plus: Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(801)	$777,407	$(197,203)
(Minus): Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
Compensation Actually Paid	$1,975,045	$2,136,138	$(134,334)

Non-PEO NEO Average Total Compensation Amount	[1]	$ 624,083	626,135	420,553
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ 513,490	688,442	409,019
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	Non-PEO NEOs
Prior Fiscal Year-End	12/31/2021	12/31/2022	12/31/2023
Current Fiscal Year-End	12/31/2022	12/31/2023	12/31/2024
Fiscal Year	2022	2023	2024
SCT Total	$420,553	$626,135	$624,083
(Minus): Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(87,981)	$(78,760)	$(44,676)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$48,383	$91,269	$19,886
Plus: Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$0	$37,406	$(35,262)
Plus: Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$38,115	$0	$0
Plus: Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(10,049)	$12,392	$(50,540)
(Minus): Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
Compensation Actually Paid	$409,019	$688,442	$513,490

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship between CAP and TSR

The graph below reflects the relationship between the PEO and Average Non-PEO NEO CAP and the Company’s cumulative indexed Total Shareholder Return (“TSR”) (assuming an initial fixed investment of $100) for the fiscal years ended December 31, 2022, 2023 and 2024:

Compensation Actually Paid vs. Net Income [Text Block]

Relationship between CAP and net income (loss)

The graph below reflects the relationship between the PEO and Average Non-PEO NEO CAP and the Company’s net income (loss) for the fiscal years ended December 31, 2022, 2023 and 2024:

Total Shareholder Return Amount	[1]	$ 34.23	79.72	46.08
Net Income (Loss) Attributable to Parent	[1]	(33,650,000)	(90,000.00)	$ (14,090,000.00)
PEO Name				Hao (Peter) Liu
Hao Peter Liu [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		672,918	677,266	$ 1,986,962
PEO Actually Paid Compensation Amount		(134,334)	2,136,138	1,975,045
Hao Peter Liu [Member] | Grant Date Fair Value Of Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	(1,501,393)
Hao Peter Liu [Member] | Fair Value At Fiscal Year End Of Outstanding And Unvested Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	1,445,577
Hao Peter Liu [Member] | Change In Fair Value Of Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(610,049)	681,465	(2,346)
Hao Peter Liu [Member] | Fair Value At Vesting Of Option Awards And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	47,046
Hao Peter Liu [Member] | Change In Fair Value As Of Vesting Date Of Option Awards And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(197,203)	777,407	(801)
Hao Peter Liu [Member] | Fair Values Of Prior Fiscal Year End Of Option Awards And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		624,083	626,135	420,553
Non-PEO NEO Average Compensation Actually Paid Amount		513,490	688,442	409,019
Non-PEO NEO [Member] | Grant Date Fair Value Of Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(44,676)	(78,760)	(87,981)
Non-PEO NEO [Member] | Fair Value At Fiscal Year End Of Outstanding And Unvested Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		19,886	91,269	48,383
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(35,262)	37,406	0
Non-PEO NEO [Member] | Fair Value At Vesting Of Option Awards And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	38,115
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Option Awards And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(50,540)	12,392	(10,049)
Non-PEO NEO [Member] | Fair Values Of Prior Fiscal Year End Of Option Awards And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ 0

[1]	The PEO in all reporting years is Hao (Peter) Liu. The non-PEO NEOs in the 2024 and 2023 reporting years are Clay Crolius and Charles Becher. The non-PEO NEOs in the 2022 reporting year are Clay Crolius, Charles Becher and Robert Tirva.
[2]	Amounts reflect Summary Compensation Table (“SCT”) Total Pay for our PEO and non-PEO NEOs for each corresponding year.
[3]	The Compensation Actually Paid to our PEO and non-PEO NEOs reflects the following adjustments required by applicable SEC rules from total compensation reported in the SCT: